Quarterly Holdings Report
for
Fidelity® Series Floating Rate High Income Fund
December 31, 2023
SFR-NPRT1-0224
1.924295.112
Bank Loan Obligations - 86.9%
	Principal Amount (a)	Value ($)
Aerospace - 0.8%
ADS Tactical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.2204% 3/19/26 (b)(c)(d)	305,488	301,416
Gemini HDPE LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.6448% 12/31/27 (b)(c)(d)	267,569	266,499
TransDigm, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5981% 8/24/28 (b)(c)(d)	1,042,304	1,046,213
Tranche H 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5981% 2/22/27 (b)(c)(d)	197,744	198,432
TOTAL AEROSPACE		1,812,560
Air Transportation - 1.5%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.4274% 4/20/28 (b)(c)(d)	462,180	474,169
Air Canada Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 9.1393% 8/11/28 (b)(c)(d)	379,225	379,817
Echo Global Logistics, Inc. 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.9536% 11/23/28 (b)(c)(d)	552,974	539,609
CME Term SOFR 3 Month Index + 4.750% 10.1981% 11/23/28 (b)(c)(d)(e)	340,688	340,688
Mileage Plus Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.7704% 7/2/27 (b)(c)(d)	651,000	672,392
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6401% 3/17/30 (b)(c)(d)	139,174	138,444
SkyMiles IP Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1658% 10/20/27 (b)(c)(d)	344,000	351,847
United Airlines, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.2198% 4/21/28 (b)(c)(d)	395,946	396,825
TOTAL AIR TRANSPORTATION		3,293,791
Automotive & Auto Parts - 1.1%
American Trailer World Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.206% 3/5/28 (b)(c)(d)	389,312	380,498
Belron Finance U.S. LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.750% 7.995% 4/18/29 (b)(c)(d)	94,525	94,643
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.106% 4/20/30 (b)(c)(d)	498,750	499,373
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9723% 6/3/28 (b)(c)(d)	711,546	694,028
Ls Group Opco Acquistion LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7096% 11/2/27 (b)(c)(d)	429,176	428,639
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.8948% 12/17/28 (b)(c)(d)	416,500	322,700
RVR Dealership Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.206% 2/8/28 (b)(c)(d)	118,042	101,280
TOTAL AUTOMOTIVE & AUTO PARTS		2,521,161
Banks & Thrifts - 1.2%
Blackstone CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3481% 12/31/30 (b)(c)(d)	1,097,861	1,099,233
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9704% 7/25/30 (b)(c)(d)	957,574	958,771
Deerfield Dakota Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.0981% 4/9/27 (b)(c)(d)	265,147	262,275
Novae LLC 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.5211% 12/22/28 (b)(c)(d)	245,625	240,098
Superannuation & Investments U.S. LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2204% 12/1/28 (b)(c)(d)	181,300	181,356
Walker & Dunlop, Inc. Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.456% 12/16/28 (b)(c)(d)	29,775	29,626
TOTAL BANKS & THRIFTS		2,771,359
Broadcasting - 1.7%
AppLovin Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.100% 8.556% 8/15/30 (b)(c)(d)	380,504	380,504
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.4428% 8/24/26 (b)(c)(d)	244,133	176,996
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 10.6625% (b)(c)(d)(f)	1,664,487	65,747
Dotdash Meredith, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4428% 12/1/28 (b)(c)(d)	831,458	823,143
Gray Television, Inc. Tranche D 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4573% 12/1/28 (b)(c)(d)	278,788	276,435
Nexstar Media, Inc. Tranche B, term loan CME Term SOFR 1 Month Index + 2.500% 7.9704% 9/19/26 (b)(c)(d)	443,112	443,077
Sinclair Television Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9704% 9/30/26 (b)(c)(d)	459,541	420,136
Univision Communications, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.5981% 6/24/29 (b)(c)(d)	142,825	142,861
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 8.7204% 3/24/26 (b)(c)(d)	237,645	237,854
CME Term SOFR 1 Month Index + 3.250% 8.7204% 1/31/29 (b)(c)(d)	805,650	803,886
TOTAL BROADCASTING		3,770,639
Building Materials - 2.8%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8598% 5/17/28 (b)(c)(d)	1,011,796	885,039
APi Group DE, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9704% 1/3/29 (b)(c)(d)	212,375	212,375
Emerson Climate Technologies Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.356% 5/31/30 (b)(c)(d)	520,485	521,984
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8797% 2/25/29 (b)(c)(d)	1,745,241	1,736,078
Janus International Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7643% 8/3/30 (b)(c)(d)	79,800	79,875
Oscar AcquisitionCo LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9481% 4/29/29 (b)(c)(d)	681,831	674,160
Smyrna Ready Mix LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8579% 4/2/29 (b)(c)(d)	177,045	177,341
SRS Distribution, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.9704% 6/4/28 (b)(c)(d)	647,213	647,485
CME Term SOFR 3 Month Index + 3.500% 8.956% 6/2/28 (b)(c)(d)	196,305	196,059
Standard Industries, Inc./New Jersey Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.7214% 9/22/28 (b)(c)(d)	158,164	158,404
Traverse Midstream Partners Ll Tranche B, term loan CME TERM SOFR 6 MONTH INDEX + 4.250% 9.24% 2/16/28 (b)(c)(d)	238,303	238,203
USIC Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 9.1098% 5/14/28 (b)(c)(d)	386,113	382,444
White Capital Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.106% 10/19/27 (b)(c)(d)	475,407	476,201
TOTAL BUILDING MATERIALS		6,385,648
Cable/Satellite TV - 1.9%
Charter Communication Operating LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1332% 2/1/27 (b)(c)(d)	1,388,896	1,388,035
Coral-U.S. Co.-Borrower LLC Tranche B, term loan CME Term SOFR 1 Month Index + 2.250% 7.7927% 1/31/28 (b)(c)(d)	775,000	768,606
CSC Holdings LLC:
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9763% 4/15/27 (b)(c)(d)	351,215	331,972
Tranche B6 LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8618% 1/18/28 (b)(c)(d)	477,641	460,627
DIRECTV Financing LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.6498% 8/2/27 (b)(c)(d)	102,667	102,552
Neptune Finco Corp. Tranche B, term loan CME Term SOFR 1 Month Index + 2.250% 7.7263% 7/17/25 (b)(c)(d)	364,081	357,582
Virgin Media Bristol LLC:
Tranche N, term loan CME Term SOFR 1 Month Index + 2.500% 7.9763% 1/31/28 (b)(c)(d)	500,000	497,430
Tranche Y 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7899% 3/6/31 (b)(c)(d)	405,000	402,862
TOTAL CABLE/SATELLITE TV		4,309,666
Capital Goods - 0.6%
Chart Industries, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.691% 3/17/30 (b)(c)(d)	460,578	460,961
CPM Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8428% 9/28/28 (b)(c)(d)	217,727	218,272
Griffon Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.7481% 1/24/29 (b)(c)(d)	346,808	347,096
TNT Crane & Rigging LLC 2LN, term loan 3 month U.S. LIBOR + 8.750% 14.4064% 4/16/25 (b)(c)(d)(e)	237,832	225,061
TOTAL CAPITAL GOODS		1,251,390
Chemicals - 3.4%
A-Gas Finco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 12/13/29 (c)(d)(g)	305,000	279,075
ARC Falcon I, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.956% 9/30/28 (b)(c)(d)	595,811	588,364
Aruba Investment Holdings LLC:
2LN, term loan CME Term SOFR 1 Month Index + 7.750% 13.206% 11/24/28 (b)(c)(d)	135,000	126,056
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.456% 11/24/27 (b)(c)(d)	487,186	479,576
Avient Corp. Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8902% 8/29/29 (b)(c)(d)	108,542	108,678
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.956% 5/7/25 (b)(c)(d)(e)	365,625	354,656
Cyanco Intermediate 2 Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.106% 7/7/28 (b)(c)(d)	104,738	104,912
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5928% 11/1/30 (b)(c)(d)	330,000	330,000
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.7651% 10/4/29 (b)(c)(d)	730,486	719,010
Groupe Solmax, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.2953% 5/27/28 (b)(c)(d)	479,991	459,591
Herens U.S. Holdco Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.920% 9.3731% 7/3/28 (b)(c)(d)	321,840	290,622
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.0215% 3/15/29 (b)(c)(d)	709,896	680,613
Hexion, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.430% 12.8935% 3/15/30 (b)(c)(d)	170,000	142,163
ICP Group Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.3598% 12/29/27 (b)(c)(d)	239,073	191,617
INEOS U.S. Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.956% 2/10/30 (b)(c)(d)	134,325	134,325
INEOS U.S. Petrochem LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.206% 3/1/30 (b)(c)(d)	139,300	136,514
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.2771% 12/1/26 (b)(c)(d)	161,700	141,758
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 5.000% 10.3481% 11/9/28 (b)(c)(d)	304,238	305,378
CME Term SOFR 3 Month Index + 3.750% 9.3598% 11/9/28 (b)(c)(d)	572,479	570,727
Starfruit U.S. Holdco LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 9.441% 4/3/28 (b)(c)(d)	174,125	174,517
CME Term SOFR 1 Month Index + 4.000% 9.4671% 4/3/28 (b)(c)(d)	395,332	396,443
The Chemours Co. LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.856% 8/18/28 (b)(c)(d)	809,672	807,243
W.R. Grace Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.3598% 9/22/28 (b)(c)(d)	144,264	144,496
TOTAL CHEMICALS		7,666,334
Consumer Products - 2.4%
19Th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6959% 2/7/29 (b)(c)(d)	458,460	453,876
Aip Rd Buyer Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.356% 12/23/28 (b)(c)(d)	437,800	436,706
BCPE Empire Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.106% 12/10/28 (b)(c)(d)	866,532	868,049
Bombardier Recreational Products, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.456% 5/23/27 (b)(c)(d)	154,366	153,401
Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.106% 12/13/29 (b)(c)(d)	301,199	300,446
CNT Holdings I Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9258% 11/8/27 (b)(c)(d)	486,250	486,790
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.3598% 12/22/26 (b)(c)(d)	509,864	508,941
Mattress Firm, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.250% 9.8598% 9/24/28 (b)(c)(d)	504,605	499,469
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.8598% 3/4/28 (b)(c)(d)	314,358	296,534
Runner Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 11.0027% 10/21/28 (b)(c)(d)	250,538	195,838
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7204% 8/5/28 (b)(c)(d)	437,134	434,948
Windsor Holdings III, LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.841% 8/1/30 (b)(c)(d)	408,975	411,147
Woof Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.3595% 12/21/27 (b)(c)(d)	394,599	318,075
TOTAL CONSUMER PRODUCTS		5,364,220
Containers - 2.3%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7204% 3/3/28 (b)(c)(d)	506,437	502,796
Berlin Packaging, LLC Tranche B 1LN, term loan:
CME Term SOFR 3 Month Index + 3.250% 8.6041% 3/11/28 (b)(c)(d)	87,525	87,135
CME Term SOFR 3 Month Index + 3.750% 9.21% 3/11/28 (b)(c)(d)	755,738	755,821
Berry Global, Inc. Tranche AA 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.2219% 7/1/29 (b)(c)(d)	424,139	424,381
Canister International Group, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.206% 12/20/26 (b)(c)(d)	240,625	240,976
Charter NEX U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2204% 12/1/27 (b)(c)(d)	457,075	458,647
Graham Packaging Co., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4704% 8/4/27 (b)(c)(d)	751,935	752,439
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 4.750% 10.476% 2/9/26 (b)(c)(d)	311,200	291,946
Pregis TopCo Corp. 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.2204% 8/1/26 (b)(c)(d)	244,375	244,172
CME Term SOFR 1 Month Index + 4.000% 9.106% 7/31/26 (b)(c)(d)	279,896	280,291
Reynolds Consumer Products LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.206% 1/30/27 (b)(c)(d)	517,968	518,569
Reynolds Group Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7204% 9/24/28 (b)(c)(d)	419,250	420,160
Ring Container Technologies Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9704% 8/12/28 (b)(c)(d)	114,371	114,538
TOTAL CONTAINERS		5,091,871
Diversified Financial Services - 4.0%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.2204% 2/4/28 (b)(c)(d)	484,685	485,625
AVSC Holding Corp. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 10.9484% 10/15/26 (b)(c)(d)	372,285	363,600
BCP Renaissance Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8711% 10/31/28 (b)(c)(d)	407,548	407,931
Broadstreet Partners, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7204% 1/27/27 (b)(c)(d)	180,838	180,738
Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.106% 1/26/29 (b)(c)(d)	324,450	324,956
Clue Opco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.856% 9/22/30 (b)(c)(d)	530,000	501,290
Eagle 4 Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.3598% 7/12/28 (b)(c)(d)	239,383	239,083
FinCo I LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3832% 6/27/29 (b)(c)(d)	91,645	91,912
Focus Financial Partners LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.856% 6/24/28 (b)(c)(d)	121,932	121,810
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.606% 6/30/28 (b)(c)(d)	375,250	375,561
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3882% 1/26/28 (b)(c)(d)	228,847	229,527
GTCR W-2 Merger Sub LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 9/21/30 (c)(d)(g)	1,595,000	1,600,981
HarbourVest Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.3481% 4/20/30 (b)(c)(d)	467,506	468,675
Heubach Holding U.S.A. LLC Tranche CME, term loan CME Term SOFR 1 Month Index + 10.000% 15.6477% 4/30/24 (b)(c)(d)(e)	49,633	42,413
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6412% 4/21/28 (b)(c)(d)	308,700	307,286
LSF11 Trinity Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3583% 6/17/30 (b)(c)(d)	83,364	83,781
Nexus Buyer LLC:
2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.706% 11/1/29 (b)(c)(d)	220,000	213,950
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.206% 11/8/26 (b)(c)(d)	64,831	64,036
CME Term SOFR 1 Month Index + 4.500% 9.8598% 12/22/28 (b)(c)(d)	537,000	531,968
RCS Capital Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.956% 8/9/30 (b)(c)(d)	633,159	631,792
Recess Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3882% 3/24/27 (b)(c)(d)	134,663	135,336
TransUnion LLC:
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.206% 11/16/26 (b)(c)(d)	417,291	417,571
Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.7204% 12/1/28 (b)(c)(d)	190,079	190,579
UFC Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.3991% 4/29/26 (b)(c)(d)	203,416	203,953
WH Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 5.500% 10.8913% 2/15/27 (b)(c)(d)(e)	412,810	410,746
CME Term SOFR 1 Month Index + 5.500% 10.9028% 2/9/27 (b)(c)(d)	364,203	361,654
TOTAL DIVERSIFIED FINANCIAL SERVICES		8,986,754
Diversified Media - 0.8%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 10.1759% 10/28/27 (b)(c)(d)	373,721	370,742
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.9981% 2/10/27 (b)(c)(d)	755,482	668,601
Cmg Media Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9481% 12/17/26 (b)(c)(d)	933,835	861,463
TOTAL DIVERSIFIED MEDIA		1,900,806
Energy - 2.2%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2096% 11/14/26 (b)(c)(d)	391,806	391,806
Array Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.9274% 10/14/27 (b)(c)(d)	314,915	314,522
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9704% 3/17/28 (b)(c)(d)	273,000	268,905
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.956% 11/19/29 (b)(c)(d)	550,306	550,565
EG America LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 9.6645% 2/7/28 (b)(c)(d)(e)	400,000	388,000
Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11.2383% 2/7/28 (b)(c)(d)	178,183	174,620
Esdec Solar Group BV Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.3598% 8/27/28 (b)(c)(d)	226,875	216,666
GIP II Blue Holding LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9704% 9/29/28 (b)(c)(d)	651,792	653,695
GIP III Stetson I LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.706% 10/5/28 (b)(c)(d)	375,178	374,866
New Fortress Energy, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.39% 10/30/28 (b)(c)(d)	940,000	923,550
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7382% 2/14/30 (b)(c)(d)	198,612	198,463
Rockwood Service Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.7204% 1/23/27 (b)(c)(d)	312,676	313,223
Win Waste Innovations Holdings Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.2204% 3/25/28 (b)(c)(d)	312,825	293,117
TOTAL ENERGY		5,061,998
Entertainment/Film - 0.1%
AP Core Holdings II LLC:
Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.9704% 9/1/27 (b)(c)(d)	177,500	173,506
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.9704% 9/1/27 (b)(c)(d)	110,000	107,216
TOTAL ENTERTAINMENT/FILM		280,722
Environmental - 0.5%
Clean Harbors, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4698% 10/8/28 (b)(c)(d)	142,100	142,303
Covanta Holding Corp.:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.856% 11/30/28 (b)(c)(d)	199,242	198,993
CME Term SOFR 1 Month Index + 3.000% 8.3598% 11/30/28 (b)(c)(d)	92,791	92,814
Tranche C 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.856% 11/30/28 (b)(c)(d)	15,190	15,171
CME Term SOFR 1 Month Index + 3.000% 8.3598% 11/30/28 (b)(c)(d)	6,977	6,978
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7214% 6/21/28 (b)(c)(d)	673,956	670,890
TOTAL ENVIRONMENTAL		1,127,149
Food & Drug Retail - 0.6%
Cardenas Merger Sub, LLC 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 6.750% 12.1981% 8/1/29 (b)(c)(d)	465,714	465,016
Froneri U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.706% 1/29/27 (b)(c)(d)	283,063	283,177
JP Intermediate B LLC term loan CME Term SOFR 1 Month Index + 5.500% 11.1448% 11/20/27 (b)(c)(d)	397,808	71,729
Northeast Grocery, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 7.500% 12.8618% 12/5/28 (b)(c)(d)	205,000	202,438
Upfield U.S.A. Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.2236% 1/31/28 (b)(c)(d)	365,000	357,518
TOTAL FOOD & DRUG RETAIL		1,379,878
Food/Beverage/Tobacco - 1.4%
8th Avenue Food & Provisions, Inc.:
2LN, term loan CME Term SOFR 1 Month Index + 7.750% 13.2128% 10/1/26 (b)(c)(d)	80,000	63,150
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2204% 10/1/25 (b)(c)(d)	135,198	129,340
Bengal Debt Merger Sub LLC:
1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.6981% 1/24/29 (b)(c)(d)	413,700	399,175
2LN, term loan CME Term SOFR 3 Month Index + 6.000% 11.4481% 1/24/30 (b)(c)(d)	185,000	148,000
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9704% 10/23/27 (b)(c)(d)	405,013	405,216
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7111% 5/16/29 (b)(c)(d)	714,035	666,730
Shearer's Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9704% 9/23/27 (b)(c)(d)	385,675	385,829
Triton Water Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.8598% 3/31/28 (b)(c)(d)	969,232	959,055
TOTAL FOOD/BEVERAGE/TOBACCO		3,156,495
Gaming - 4.0%
Bally's Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.9274% 10/1/28 (b)(c)(d)	0	0
Caesars Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.706% 1/26/30 (b)(c)(d)	1,940,338	1,943,073
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.356% 1/27/29 (b)(c)(d)	2,569,671	2,569,131
Flutter Financing B.V. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.250% 7.5984% 11/25/30 (b)(c)(d)	781,000	781,648
CME Term SOFR 1 Month Index + 3.250% 8.8627% 7/4/28 (b)(c)(d)	61,952	62,089
Golden Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.206% 5/26/30 (b)(c)(d)	477,600	476,955
GVC Holdings Gibraltar Ltd.:
Tranche B2 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 3.500% 8.9481% 10/31/29 (b)(c)(d)	312,349	312,674
Tranche B4 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 2.250% 7.9481% 3/16/27 (b)(c)(d)	273,700	274,091
J&J Ventures Gaming LLC:
1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6098% 4/26/28 (b)(c)(d)	278,588	275,902
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 9.7204% 4/26/28 (b)(c)(d)	72,857	71,582
Tranche DD2 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 4/26/28 (c)(d)(g)	131,143	128,848
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5981% 8/1/30 (b)(c)(d)	185,000	185,627
PCI Gaming Authority 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9704% 5/29/26 (b)(c)(d)	135,299	135,655
Scientific Games Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4648% 4/14/29 (b)(c)(d)	448,175	448,874
Scientific Games Holdings LP term loan CME Term SOFR 3 Month Index + 3.500% 8.6643% 4/4/29 (b)(c)(d)	782,364	781,972
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.706% 2/7/27 (b)(c)(d)	642,008	642,688
TOTAL GAMING		9,090,809
Healthcare - 5.1%
AHP Health Partners, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9704% 8/24/28 (b)(c)(d)	293,915	294,558
Avantor Funding, Inc. Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.706% 11/6/27 (b)(c)(d)	216,483	216,784
Charlotte Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.6074% 2/12/28 (b)(c)(d)	168,300	168,837
Da Vinci Purchaser Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4704% 1/8/27 (b)(c)(d)	340,054	340,374
Elanco Animal Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1928% 8/1/27 (b)(c)(d)	582,213	578,090
Electron BidCo, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4704% 11/1/28 (b)(c)(d)	176,060	176,305
Embecta Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.356% 3/31/29 (b)(c)(d)	305,656	299,628
Gainwell Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4481% 10/1/27 (b)(c)(d)	1,711,706	1,660,355
HAH Group Holding Co. LLC:
1LN, term loan:
CME Term SOFR 1 Month Index + 5.000% 10.45% 10/29/27 (b)(c)(d)	26,562	26,280
CME Term SOFR 3 Month Index + 5.000% 10.45% 10/29/27 (b)(c)(d)	174,090	172,784
Tranche DD 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.45% 10/29/27 (b)(c)(d)	3,361	3,325
ICU Medical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9981% 1/6/29 (b)(c)(d)	314,400	313,812
Insulet Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7204% 5/4/28 (b)(c)(d)	1,104,668	1,106,833
Jazz Financing Lux SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9704% 5/5/28 (b)(c)(d)	739,226	742,612
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.3968% 10/19/27 (b)(c)(d)	223,653	217,317
MED ParentCo LP:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7204% 8/31/26 (b)(c)(d)	273,121	270,015
2LN, term loan CME Term SOFR 1 Month Index + 8.250% 13.7204% 8/30/27 (b)(c)(d)	180,000	164,475
Mozart Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4704% 10/23/28 (b)(c)(d)	1,436,608	1,442,441
Organon & Co. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.4719% 6/2/28 (b)(c)(d)	572,777	573,138
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 9.1098% 11/30/27 (b)(c)(d)	439,495	439,249
Pathway Vet Alliance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2204% 3/31/27 (b)(c)(d)	176,346	154,964
Phoenix Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7204% 11/15/28 (b)(c)(d)	835,332	839,717
PRA Health Sciences, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.8598% 7/3/28 (b)(c)(d)	235,755	236,418
Surgery Center Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8558% 12/5/30 (b)(c)(d)	326,914	327,868
U.S. Anesthesia Partners, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7073% 10/1/28 (b)(c)(d)	95,171	86,738
Upstream Newco, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.8948% 11/20/26 (b)(c)(d)	286,038	268,699
VetStrategy Canada Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.866% 11/16/28 (b)(c)(d)	490,000	490,407
TOTAL HEALTHCARE		11,612,023
Homebuilders/Real Estate - 0.8%
Breakwater Energy Partners, LLC Tranche B 1LN, term loan 11.25% 9/1/26 (b)(c)(d)(e)	428,532	415,162
DTZ U.S. Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.2204% 8/21/25 (b)(c)(d)	31,690	31,611
CME Term SOFR 1 Month Index + 3.250% 8.706% 1/31/30 (b)(c)(d)	322,467	319,242
CME Term SOFR 1 Month Index + 4.000% 9.356% 1/31/30 (b)(c)(d)	145,000	144,638
Fluidra Finco SL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.381% 1/27/29 (b)(c)(d)	221,190	220,683
Greystar Real Estate Partners 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1246% 8/21/30 (b)(c)(d)	179,550	179,550
Jones DesLauriers Insurance Management, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6245% 3/15/30 (b)(c)(d)	205,000	205,599
Ryan Specialty Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.456% 9/1/27 (b)(c)(d)	285,093	284,381
TOTAL HOMEBUILDERS/REAL ESTATE		1,800,866
Hotels - 1.8%
ASP LS Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.3958% 5/7/28 (b)(c)(d)	366,563	335,709
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4648% 9/9/26 (b)(c)(d)	130,414	129,925
Carnival Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7204% 10/18/28 (b)(c)(d)	477,456	477,657
Four Seasons Hotels Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.956% 11/30/29 (b)(c)(d)	74,250	74,454
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.2204% 8/2/28 (b)(c)(d)	1,483,232	1,483,232
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4569% 11/8/30 (b)(c)(d)	126,445	126,830
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.206% 8/31/25 (b)(c)(d)	397,104	397,104
Oravel Stays Singapore Pte Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 8.250% 13.8827% 6/23/26 (b)(c)(d)	164,572	149,761
Playa Resorts Holding BV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.6083% 1/5/29 (b)(c)(d)	297,348	297,348
Travelport Finance Luxembourg SARL 1LN, term loan CME Term SOFR 3 Month Index + 8.750% 12.6517% 2/28/25 (b)(c)(d)	722,389	697,308
TOTAL HOTELS		4,169,328
Insurance - 5.3%
Acrisure LLC:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 9.1498% 2/15/27 (b)(c)(d)	1,112,847	1,109,074
CME Term SOFR 1 Month Index + 4.250% 9.8998% 2/15/27 (b)(c)(d)	871,844	872,934
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8882% 11/6/30 (b)(c)(d)	724,386	724,987
Alliant Holdings Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8648% 11/6/30 (b)(c)(d)	650,768	652,883
AmWINS Group, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.250% 7.7204% 2/19/28 (b)(c)(d)	585,046	585,204
CME Term SOFR 1 Month Index + 2.750% 8.2204% 2/19/28 (b)(c)(d)	138,600	138,838
Amynta Agency Borrower, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.606% 2/28/28 (b)(c)(d)	283,577	283,537
AssuredPartners, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9704% 2/13/27 (b)(c)(d)	436,800	437,512
Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2204% 2/13/27 (b)(c)(d)	124,688	124,911
Asurion LLC:
1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.456% 8/19/28 (b)(c)(d)	987,436	982,035
Tranche B11 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.706% 8/19/28 (b)(c)(d)	777,104	773,358
Tranche B3 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.7204% 1/31/28 (b)(c)(d)	920,000	874,764
Tranche B4 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.7204% 1/20/29 (b)(c)(d)	630,000	592,395
Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7204% 12/23/26 (b)(c)(d)	970,000	966,770
Tranche B9 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7204% 7/31/27 (b)(c)(d)	588,363	583,214
HUB International Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6619% 7/1/30 (b)(c)(d)	1,479,802	1,485,381
USI, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.000% 8.3481% 11/22/29 (b)(c)(d)	740,781	741,359
CME Term SOFR 1 Month Index + 3.250% 8.5981% 9/27/30 (b)(c)(d)	124,688	124,726
TOTAL INSURANCE		12,053,882
Leisure - 2.6%
Alterra Mountain Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9704% 8/17/28 (b)(c)(d)	353,131	353,131
Arcis Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2204% 11/24/28 (b)(c)(d)	261,628	262,065
Carnival Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3574% 8/8/27 (b)(c)(d)	388,050	388,372
City Football Group Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4704% 7/21/28 (b)(c)(d)	700,700	695,739
ClubCorp Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.6098% 9/18/26 (b)(c)(d)	431,809	415,348
Crown Finance U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 8.500% 14.3811% 7/31/28 (b)(c)(d)	154,231	156,352
Delta 2 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.5981% 1/15/30 (b)(c)(d)	630,000	631,184
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 12.6098% 9/8/24 (b)(c)(d)	250,000	232,278
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 8.6098% 3/8/24 (b)(c)(d)	699,609	682,798
Herschend Entertainment Co. LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2128% 8/27/28 (b)(c)(d)	185,250	185,307
Lids Holdings, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 11.0277% 12/14/26 (b)(c)(d)(e)	328,125	316,641
SeaWorld Parks & Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4704% 8/25/28 (b)(c)(d)	293,250	293,470
Topgolf Callaway Brands Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.956% 3/9/30 (b)(c)(d)	550,838	550,265
United PF Holdings LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.6448% 12/30/26 (b)(c)(d)	600,581	534,067
2LN, term loan 3 month U.S. LIBOR + 8.500% 14.1448% 12/30/27 (b)(c)(d)	125,000	88,750
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 8.500% 14.1448% 12/30/26 (b)(c)(d)	130,613	116,245
TOTAL LEISURE		5,902,012
Metals/Mining - 0.2%
Arsenal AIC Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.856% 8/18/30 (b)(c)(d)	309,225	310,094
U.S. Silica Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.206% 3/23/30 (b)(c)(d)	210,163	210,238
TOTAL METALS/MINING		520,332
Paper - 0.8%
Ahlstrom-Munksjo OYJ 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6098% 2/4/28 (b)(c)(d)	148,238	147,497
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 9.631% 4/13/29 (b)(c)(d)	1,691,165	1,696,797
TOTAL PAPER		1,844,294
Publishing/Printing - 0.6%
Century DE Buyer LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.39% 10/30/30 (b)(c)(d)	335,000	335,838
Harland Clarke Holdings Corp. 1LN, term loan CME Term SOFR 1 Month Index + 7.750% 13.3598% 6/16/26 (b)(c)(d)	218,137	202,687
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1302% 8/11/28 (b)(c)(d)	239,400	240,477
MJH Healthcare Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.956% 1/28/29 (b)(c)(d)	196,500	195,272
RLG Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7204% 7/8/28 (b)(c)(d)	279,300	261,704
TOTAL PUBLISHING/PRINTING		1,235,978
Railroad - 0.5%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.2074% 4/6/28 (b)(c)(d)	288,363	285,479
Genesee & Wyoming, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 2.000% 7.4448% 12/30/26 (b)(c)(d)	514,938	515,731
Wwex Unified Topco Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6098% 7/26/28 (b)(c)(d)	426,300	416,708
TOTAL RAILROAD		1,217,918
Restaurants - 1.1%
Burger King Worldwide, Inc. Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.606% 9/21/30 (b)(c)(d)	508,950	508,767
Dave & Buster's, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.25% 6/29/29 (b)(c)(d)	337,467	338,010
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7204% 12/1/28 (b)(c)(d)	151,900	152,622
Pacific Bells LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.1098% 10/20/28 (b)(c)(d)	223,858	222,528
PFC Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 6.250% 11.7832% 3/1/26 (b)(c)(d)	357,188	352,723
Restaurant Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.5981% 4/1/29 (b)(c)(d)	181,762	179,718
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4704% 8/3/28 (b)(c)(d)	745,320	745,655
TOTAL RESTAURANTS		2,500,023
Services - 9.7%
ABG Intermediate Holdings 2 LLC Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.956% 12/21/28 (b)(c)(d)	2,120,598	2,127,956
AEA International Holdings Luxembourg SARL Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.3598% 9/7/28 (b)(c)(d)	210,700	210,963
AI Aqua Merger Sub, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 7/30/28 (c)(d)(g)	740,000	742,546
All-Star Bidco AB:
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.900% 8.96% 11/16/28 (b)(c)(d)	157,200	156,480
Tranche B1 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.46% 11/16/28 (b)(c)(d)	308,700	307,672
Allied Universal Holdco LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.206% 5/14/28 (b)(c)(d)	721,304	717,438
CME Term SOFR 1 Month Index + 4.750% 10.106% 5/14/28 (b)(c)(d)	204,488	204,199
APX Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.9244% 7/9/28 (b)(c)(d)	415,438	415,113
Aramark Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9704% 6/22/30 (b)(c)(d)	74,943	75,025
Archkey Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.7204% 6/30/28 (b)(c)(d)	137,538	134,787
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.206% 12/10/29 (b)(c)(d)	180,000	153,835
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.956% 12/10/28 (b)(c)(d)	749,056	735,117
Avis Budget Group, Inc. Tranche C 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.456% 3/16/29 (b)(c)(d)	68,242	68,306
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8771% 8/1/30 (b)(c)(d)	648,375	643,746
Cast & Crew Payroll LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 9.2204% 2/7/26 (b)(c)(d)	574,836	574,059
CME Term SOFR 1 Month Index + 3.750% 9.106% 12/30/28 (b)(c)(d)	208,934	208,151
CHG Healthcare Services, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7204% 9/30/28 (b)(c)(d)	200,019	200,041
CoreLogic, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9704% 6/2/28 (b)(c)(d)	987,275	958,279
EAB Global, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9704% 8/16/28 (b)(c)(d)	336,167	335,243
EmployBridge LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.4071% 7/19/28 (b)(c)(d)	498,525	406,298
Ensemble RCM LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2332% 8/1/26 (b)(c)(d)	446,273	446,750
Filtration Group Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7204% 10/19/28 (b)(c)(d)	443,916	445,395
Flexera Software LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2204% 3/3/28 (b)(c)(d)	446,193	445,287
Franchise Group, Inc. Tranche B 1LN, term loan:
CME Term SOFR 3 Month Index + 4.750% 10.3944% 3/10/26 (b)(c)(d)	158,800	126,048
CME Term SOFR 3 Month Index + 4.750% 10.4374% 3/10/26 (b)(c)(d)	631,426	501,353
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1332% 4/29/29 (b)(c)(d)	362,250	297,045
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.3998% 7/30/26 (b)(c)(d)	510,798	511,759
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4704% 12/1/27 (b)(c)(d)	364,688	365,858
HomeServe U.S.A. Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3579% 10/13/30 (b)(c)(d)	420,000	421,117
Indy U.S. Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.106% 3/5/28 (b)(c)(d)	330,688	315,973
Ion Trading Finance Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.1981% 3/26/28 (b)(c)(d)	447,262	446,985
KNS Acquisitions, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.7204% 4/21/27 (b)(c)(d)	309,202	272,485
KUEHG Corp. 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3481% 6/12/30 (b)(c)(d)	997,500	1,000,672
Life Time, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 10.1113% 1/15/26 (b)(c)(d)	170,000	170,765
Maverick Purchaser Sub LLC:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 9.3579% 2/15/29 (b)(c)(d)	157,600	157,364
CME Term SOFR 1 Month Index + 4.000% 9.4704% 1/23/27 (b)(c)(d)	680,325	679,685
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 8.750% 14.2204% 1/31/28 (b)(c)(d)	200,000	198,250
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.5067% 4/11/29 (b)(c)(d)	1,373,100	1,251,237
Omnia Partners LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6282% 7/25/30 (b)(c)(d)	374,792	376,902
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 7/25/30 (c)(d)(h)	35,208	35,406
Optiv Security, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.6296% 8/14/26 (b)(c)(d)	269,325	256,263
PowerTeam Services LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9481% 3/6/25 (b)(c)(d)	326,625	306,518
Sabert Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2195% 12/16/26 (b)(c)(d)	388,660	390,848
Sedgwick Claims Management Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.106% 2/24/28 (b)(c)(d)	203,724	204,205
Sitel Worldwide Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2204% 8/27/28 (b)(c)(d)	59,138	56,654
Sotheby's Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 10.1555% 1/15/27 (b)(c)(d)	214,452	211,370
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6246% 3/4/28 (b)(c)(d)	1,885,891	1,650,833
The GEO Group, Inc. Tranche 1B 1LN, term loan CME Term SOFR 1 Month Index + 7.120% 12.481% 3/23/27 (b)(c)(d)	247,029	251,572
Uber Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.1346% 3/3/30 (b)(c)(d)	655,636	657,210
WMB Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.706% 11/3/29 (b)(c)(d)	184,470	184,701
TOTAL SERVICES		22,011,764
Specialty Retailing - 0.2%
New SK Holdco Sub LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.350% 13.7069% 6/30/27 (b)(c)(d)	368,954	365,634
Steel - 0.2%
JMC Steel Group, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4763% 1/24/27 (b)(c)(d)	477,014	477,114
Super Retail - 3.6%
Academy Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2073% 11/6/27 (b)(c)(d)	299,609	299,424
At Home Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7055% 7/24/28 (b)(c)(d)	249,900	107,874
Bass Pro Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2204% 3/5/28 (b)(c)(d)	5,910,079	5,904,159
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3598% 2/3/29 (b)(c)(d)	186,667	187,484
Empire Today LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4704% 4/1/28 (b)(c)(d)	273,684	211,911
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.2204% 10/19/27 (b)(c)(d)	212,692	212,256
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.206% 12/18/27 (b)(c)(d)	318,595	314,415
Michaels Companies, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8598% 4/15/28 (b)(c)(d)	449,212	371,499
RH Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.706% 10/20/28 (b)(c)(d)	444,375	432,710
TOTAL SUPER RETAIL		8,041,732
Technology - 15.5%
A&V Holdings Midco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.370% 10.987% 3/10/27 (b)(c)(d)	250,338	245,957
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4981% 2/16/28 (b)(c)(d)	240,365	239,838
AI Aqua Merger Sub, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0928% 7/30/28 (b)(c)(d)	771,640	771,208
Alliance Laundry Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9938% 10/8/27 (b)(c)(d)	198,598	199,038
Anastasia Parent LLC Tranche B, term loan CME Term SOFR 3 Month Index + 3.750% 9.3598% 8/10/25 (b)(c)(d)	785,161	471,096
Applied Systems, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.8481% 9/19/26 (b)(c)(d)	416,850	418,317
Aptean, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.706% 4/23/26 (b)(c)(d)	354,458	353,423
Arches Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.706% 12/4/27 (b)(c)(d)	167,877	163,914
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.606% 2/15/29 (b)(c)(d)	1,383,833	1,376,222
AZZ, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.106% 5/13/29 (b)(c)(d)	324,925	326,027
Byju's Alpha, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 15.5% 11/24/26 (b)(c)(d)	456,006	158,083
Camelot Finance SA:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4704% 10/31/26 (b)(c)(d)	391,327	391,718
Tranche B, term loan CME Term SOFR 1 Month Index + 3.000% 8.4704% 10/31/26 (b)(c)(d)	457,328	457,557
Central Parent, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3481% 7/6/29 (b)(c)(d)	544,743	546,911
Cloud Software Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9481% 3/30/29 (b)(c)(d)	1,270,063	1,238,159
Coherent Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.2204% 7/1/29 (b)(c)(d)	607,356	608,371
CommScope, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7204% 4/4/26 (b)(c)(d)	482,769	430,268
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9704% 9/30/28 (b)(c)(d)	616,867	614,745
Constant Contact, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.6874% 2/10/28 (b)(c)(d)	178,921	174,448
DCert Buyer, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.356% 10/16/26 (b)(c)(d)	897,721	888,340
Tranche B 2LN, term loan CME Term SOFR 3 Month Index + 7.000% 12.356% 2/19/29 (b)(c)(d)	305,000	276,342
DG Investment Intermediate Holdings, Inc.:
2LN, term loan CME Term SOFR 1 Month Index + 6.750% 12.2204% 3/31/29 (b)(c)(d)	95,000	85,341
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2204% 3/31/28 (b)(c)(d)	404,638	400,305
Entegris, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.8483% 7/6/29 (b)(c)(d)	313,037	314,080
Eos U.S. Finco LLC 1LN, term loan CME Term SOFR 3 Month Index + 6.000% 11.0981% 10/6/29 (b)(c)(d)	169,693	155,270
Epicor Software Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.106% 7/31/27 (b)(c)(d)	250,000	252,000
Gen Digital, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.456% 9/12/29 (b)(c)(d)	997,015	997,324
Go Daddy Operating Co. LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4628% 8/10/27 (b)(c)(d)	361,875	362,291
GoDaddy, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.856% 11/9/29 (b)(c)(d)	281,494	282,223
Helios Software Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6981% 7/18/30 (b)(c)(d)	89,775	89,551
Icon Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.8598% 7/3/28 (b)(c)(d)	946,236	948,895
Imprivata, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2204% 12/1/27 (b)(c)(d)	457,075	458,135
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1928% 3/1/29 (b)(c)(d)	1,119,706	1,112,013
MH Sub I LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.606% 5/3/28 (b)(c)(d)	1,553,700	1,525,004
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.606% 2/23/29 (b)(c)(d)	250,000	232,053
MKS Instruments, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.841% 8/17/29 (b)(c)(d)	671,500	672,339
NCR Atleos Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.206% 3/27/29 (b)(c)(d)	340,000	337,593
Open Text Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1984% 1/31/30 (b)(c)(d)	876,528	877,957
Park Place Technologies LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.456% 11/10/27 (b)(c)(d)	422,213	419,347
Peraton Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.206% 2/1/28 (b)(c)(d)	1,652,987	1,655,054
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4704% 6/2/28 (b)(c)(d)	1,885,135	1,857,330
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0929% 10/26/30 (b)(c)(d)	615,000	617,048
Project Boost Purchaser LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9704% 5/30/26 (b)(c)(d)	359,063	358,980
Proofpoint, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7128% 8/31/28 (b)(c)(d)	746,964	746,188
Rackspace Technology Global, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.2303% 2/15/28 (b)(c)(d)	1,147,841	496,441
RealPage, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4628% 4/22/28 (b)(c)(d)	730,726	724,061
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.206% 9/30/28 (b)(c)(d)	376,081	360,710
Renaissance Holdings Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0984% 4/7/30 (b)(c)(d)	663,338	664,903
Roper Industrial Products Investment Co. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3481% 11/22/29 (b)(c)(d)	158,802	159,040
Sophia LP Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.956% 10/7/27 (b)(c)(d)	640,968	641,570
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9704% 8/11/28 (b)(c)(d)	65,527	64,626
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 7.2204% 4/16/25 (b)(c)(d)	262,186	262,493
Tranche B 4LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.2204% 4/16/25 (b)(c)(d)	247,562	247,852
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.2204% 4/16/25 (b)(c)(d)	494,083	494,528
Tempo Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.106% 8/31/28 (b)(c)(d)	219,172	219,955
TTM Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0928% 5/30/30 (b)(c)(d)	140,894	140,894
Ukg, Inc.:
1LN, term loan:
CME Term SOFR 1 Month Index + 4.500% 9.9882% 5/4/26 (b)(c)(d)	203,975	204,485
CME Term SOFR 3 Month Index + 3.250% 8.7643% 5/4/26 (b)(c)(d)	581,032	581,979
CME Term SOFR 3 Month Index + 3.750% 9.2332% 5/4/26 (b)(c)(d)	1,006,480	1,008,100
2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.7643% 5/3/27 (b)(c)(d)	730,000	730,131
Veritas U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4704% 9/1/25 (b)(c)(d)	465,495	385,681
Verscend Holding Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4704% 8/27/25 (b)(c)(d)	507,663	508,084
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.456% 1/13/29 (b)(c)(d)	575,667	576,098
VM Consolidated, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7204% 3/27/28 (b)(c)(d)	288,806	289,817
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.706% 2/28/27 (b)(c)(d)	510,125	510,763
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7204% 10/30/27 (b)(c)(d)	333,446	290,455
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9704% 9/30/26 (b)(c)(d)	373,170	373,555
TOTAL TECHNOLOGY		35,042,524
Telecommunications - 3.3%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3939% 10/31/27 (b)(c)(d)	471,438	468,199
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8939% 8/15/28 (b)(c)(d)	976,121	874,038
Aventiv Technologies LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 10.231% 11/1/24 (b)(c)(d)	707,907	544,649
3 month U.S. LIBOR + 8.250% 13.981% 11/1/25 (b)(c)(d)	1,100,000	550,000
Cablevision Lightpath LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7263% 11/30/27 (b)(c)(d)	207,610	206,794
Connect U.S. Finco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.856% 12/12/26 (b)(c)(d)	124,705	124,619
Consolidated Communications, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9704% 10/2/27 (b)(c)(d)	264,182	244,907
Crown Subsea Communications Holding, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.7073% 4/27/27 (b)(c)(d)	204,750	205,432
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4573% 4/27/27 (b)(c)(d)	212,363	213,372
Frontier Communications Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.2204% 10/8/27 (b)(c)(d)	830,241	825,052
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 14.4901% 6/30/28 (b)(c)(d)	136,733	86,142
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.4484% 12/30/27 (b)(c)(d)	172,022	148,584
Lumen Technologies, Inc. Tranche A 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4704% 1/31/25 (b)(c)(d)	0	0
Northwest Fiber LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.3898% 4/30/27 (b)(c)(d)	685,855	684,655
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.1157% 8/1/29 (b)(c)(d)	432,326	391,255
Radiate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.7204% 9/25/26 (b)(c)(d)	433,766	345,759
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.706% 9/21/27 (b)(c)(d)	85,813	80,843
Zayo Group Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4704% 3/9/27 (b)(c)(d)	1,763,763	1,509,817
TOTAL TELECOMMUNICATIONS		7,504,117
Textiles/Apparel - 0.5%
Crocs, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4981% 2/19/29 (b)(c)(d)	552,479	553,932
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.7204% 11/23/28 (b)(c)(d)	76,336	75,859
Jo-Ann Stores LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.3912% 7/7/28 (b)(c)(d)	294,724	13,472
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7204% 4/16/28 (b)(c)(d)	429,000	427,460
TOTAL TEXTILES/APPAREL		1,070,723
Utilities - 1.8%
Brookfield WEC Holdings, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.106% 8/1/25 (b)(c)(d)	182,688	183,144
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.2204% 8/1/25 (b)(c)(d)	810,774	812,330
Generation Bridge Northeast LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.606% 8/7/29 (b)(c)(d)	215,384	216,013
Limetree Bay Terminals LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 10.6098% 2/15/24 (b)(c)(d)	877,208	783,460
Luxembourg Investment Co. 428 SARL Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.4338% 1/3/29 (b)(c)(d)	200,343	88,486
PG&E Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.856% 6/23/25 (b)(c)(d)	270,000	270,043
Pike Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4704% 1/21/28 (b)(c)(d)	154,589	154,911
Vertiv Group Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9743% 3/2/27 (b)(c)(d)	841,321	843,744
Vistra Operations Co. LLC Tranche B 3LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.356% 12/31/25 (b)(c)(d)	668,666	668,472
TOTAL UTILITIES		4,020,603
TOTAL BANK LOAN OBLIGATIONS (Cost $201,992,246)		196,614,117

Nonconvertible Bonds - 5.8%
	Principal Amount (a)	Value ($)
Aerospace - 0.2%
TransDigm, Inc. 6.25% 3/15/26 (i)	500,000	499,136
Air Transportation - 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (i)	137,500	136,508
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (i)	76,565	75,402
TOTAL AIR TRANSPORTATION		211,910
Automotive & Auto Parts - 0.6%
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (i)	150,000	153,032
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 11.4932% 10/15/26 (b)(c)(i)	1,295,000	1,291,122
TOTAL AUTOMOTIVE & AUTO PARTS		1,444,154
Broadcasting - 0.3%
DISH Network Corp. 11.75% 11/15/27 (i)	350,000	365,350
Univision Communications, Inc. 6.625% 6/1/27 (i)	255,000	254,305
TOTAL BROADCASTING		619,655
Building Materials - 0.1%
Smyrna Ready Mix LLC 8.875% 11/15/31 (i)	210,000	220,747
Cable/Satellite TV - 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (i)	140,000	133,950
5.375% 6/1/29 (i)	285,000	268,637
TOTAL CABLE/SATELLITE TV		402,587
Capital Goods - 0.0%
Chart Industries, Inc. 7.5% 1/1/30 (i)	30,000	31,357
Chemicals - 0.1%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (i)	5,000	4,875
Olympus Water U.S. Holding Corp. 9.75% 11/15/28 (i)	200,000	212,279
TOTAL CHEMICALS		217,154
Containers - 0.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (i)	415,000	378,688
Energy - 0.5%
Citgo Petroleum Corp.:
6.375% 6/15/26 (i)	35,000	34,884
7% 6/15/25 (i)	100,000	99,837
8.375% 1/15/29 (i)	250,000	257,083
New Fortress Energy, Inc.:
6.5% 9/30/26 (i)	519,000	498,449
6.75% 9/15/25 (i)	185,000	183,524
Transocean Poseidon Ltd. 6.875% 2/1/27 (i)	105,000	104,479
TOTAL ENERGY		1,178,256
Gaming - 0.7%
Caesars Entertainment, Inc. 7% 2/15/30 (i)	135,000	138,434
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 4.625% 1/15/29 (i)	875,000	793,949
Golden Entertainment, Inc. 7.625% 4/15/26 (i)	250,000	250,625
Ontario Gaming GTA LP 8% 8/1/30 (i)	10,000	10,313
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (i)	300,000	298,021
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25 (i)	35,000	34,105
4.25% 12/1/26 (i)	50,000	48,118
TOTAL GAMING		1,573,565
Homebuilders/Real Estate - 0.3%
MPT Operating Partnership LP/MPT Finance Corp. 5% 10/15/27	435,000	355,316
Uniti Group LP / Uniti Group Finance, Inc. 10.5% 2/15/28 (i)	335,000	339,625
TOTAL HOMEBUILDERS/REAL ESTATE		694,941
Insurance - 0.1%
Alliant Holdings Intermediate LLC 6.75% 4/15/28 (i)	295,000	301,794
Leisure - 0.2%
Carnival Corp. 7.625% 3/1/26 (i)	80,000	81,446
Royal Caribbean Cruises Ltd.:
8.25% 1/15/29 (i)	145,000	154,091
11.625% 8/15/27 (i)	100,000	108,816
TOTAL LEISURE		344,353
Metals/Mining - 0.0%
Arsenal AIC Parent LLC 8% 10/1/30 (i)	15,000	15,650
Paper - 0.0%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 3.25% 9/1/28 (i)	135,000	118,101
Services - 0.4%
Brand Energy & Infrastructure Services, Inc. 10.375% 8/1/30 (i)	90,000	95,178
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (i)	120,000	111,600
PowerTeam Services LLC 9.033% 12/4/25 (i)	670,000	633,827
TOTAL SERVICES		840,605
Super Retail - 0.2%
EG Global Finance PLC 12% 11/30/28 (i)	365,000	388,736
Technology - 0.1%
Cloud Software Group, Inc. 9% 9/30/29 (i)	160,000	152,072
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (i)	80,000	83,501
TOTAL TECHNOLOGY		235,573
Telecommunications - 1.4%
Altice Financing SA 5.75% 8/15/29 (i)	1,000,000	888,281
Altice France SA:
5.125% 1/15/29 (i)	80,000	62,202
5.125% 7/15/29 (i)	145,000	112,606
5.5% 1/15/28 (i)	1,000,000	823,582
Frontier Communications Holdings LLC 5% 5/1/28 (i)	160,000	147,868
Intelsat Jackson Holdings SA 6.5% 3/15/30 (i)	535,000	509,643
LCPR Senior Secured Financing DAC 6.75% 10/15/27 (i)	220,000	215,481
Windstream Escrow LLC 7.75% 8/15/28 (i)	500,000	437,876
TOTAL TELECOMMUNICATIONS		3,197,539
Utilities - 0.1%
Exgen Texas Power LLC 3 month U.S. LIBOR + 6.750% 12.4178% 10/8/26 (b)(c)(e)	287,146	292,171
TOTAL NONCONVERTIBLE BONDS (Cost $13,588,246)		13,206,672

Common Stocks - 2.0%
	Shares	Value ($)
Capital Goods - 0.1%
TNT Crane & Rigging LLC (e)(j)	24,748	182,145
TNT Crane & Rigging LLC warrants 10/31/25 (e)(j)	3,037	61
TOTAL CAPITAL GOODS		182,206
Diversified Financial Services - 0.3%
ACNR Holdings, Inc. (e)	8,389	712,562
Carnelian Point Holdings LP warrants (e)(j)	367	1,072
Lime Tree Bay Ltd. (e)(j)	153	11,625
TOTAL DIVERSIFIED FINANCIAL SERVICES		725,259
Energy - 0.9%
California Resources Corp.	10,479	572,992
California Resources Corp. warrants 10/27/24 (j)	920	17,830
Chesapeake Energy Corp. (k)	9,834	756,628
Chesapeake Energy Corp. (l)	137	10,541
EP Energy Corp. (e)(j)	3,190	5,487
Exxon Mobil Corp.	6,304	630,274
TOTAL ENERGY		1,993,752
Entertainment/Film - 0.1%
New Cineworld Ltd. (e)	7,038	138,578
Restaurants - 0.1%
CEC Entertainment, Inc. (e)	15,069	274,256
Super Retail - 0.0%
David's Bridal, Inc. rights (e)(j)	156	0
Telecommunications - 0.1%
GTT Communications, Inc. (e)	3,248	114,102
Utilities - 0.4%
TexGen Power LLC (e)(j)	25,327	985,220
TOTAL COMMON STOCKS (Cost $3,193,546)		4,413,373

Preferred Securities - 0.7%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 0.3%
Bank of America Corp. 6.25% (b)(m)	295,000	292,283
JPMorgan Chase & Co.:
CME Term SOFR 3 Month Index + 3.560% 8.9387% (b)(c)(m)	130,000	131,138
6.1% (b)(m)	154,000	153,155
6.75% (b)(m)	171,000	170,653
TOTAL BANKS & THRIFTS		747,229
Energy - 0.4%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 9.6693% (b)(c)(m)	785,000	753,847
TOTAL PREFERRED SECURITIES (Cost $1,456,446)		1,501,076

Money Market Funds - 5.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (n)	10,784,496	10,786,653
Fidelity Securities Lending Cash Central Fund 5.40% (n)(o)	776,572	776,650
TOTAL MONEY MARKET FUNDS (Cost $11,563,025)		11,563,303

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $231,793,509)	227,298,541
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(1,140,334)
NET ASSETS - 100.0%	226,158,207

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(e)	Level 3 security
(f)	Non-income producing - Security is in default.
(g)	The coupon rate will be determined upon settlement of the loan after period end.
(h)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $35,208 and $35,406, respectively.

(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,559,185 or 5.6% of net assets.

(j)	Non-income producing
(k)	Security or a portion of the security is on loan at period end.
(l)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,541 or 0.0% of net assets.

(m)	Security is perpetual in nature with no stated maturity date.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp.	2/10/21	1,297

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	12,372,947	11,360,422	12,946,716	147,699	-	-	10,786,653	0.0%
Fidelity Securities Lending Cash Central Fund 5.40%	867,300	260,920	351,570	160	-	-	776,650	0.0%
Total	13,240,247	11,621,342	13,298,286	147,859	-	-	11,563,303

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Bank Loan Obligations, Nonconvertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.